Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2026
Employee Benefit Plans [Abstract]
Schedule of Expected Future Cash Flows

The expected future cash flows to be paid by the Group for employer contribution for the year ended December 31, 2026 are approximately USD 278,000.

Movement in Funded Status	Unaudited 6 months ended June 30,
USD’000	2026	2025
Net service cost	332	140
Interest cost / (credit)	127	78
Expected return on assets	(262)	(172)
Amortization on net (gain) / loss	58	47
Amortization on prior service cost / (credit)	79	51
CTA	4	(3)
Total net periodic benefit cost / (credit)	338	141

Employer contributions paid in the period	(278)	(121)
Total Cashflow	(278)	(121)